Summary of Significant Accounting Policies - Schedule of disaggregated Revenue (Detail) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Net revenues	¥ 2,060,719	$ 303,511	¥ 894,451
Learning services [Member]
Disaggregation of Revenue [Line Items]
Net revenues	1,423,025	209,589	454,980
Online courses services [Member]
Disaggregation of Revenue [Line Items]
Net revenues	1,317,440		391,622
Fee-based premium services [Member]
Disaggregation of Revenue [Line Items]
Net revenues	105,585		63,358
Online marketing services [Member]
Disaggregation of Revenue [Line Items]
Net revenues	335,047	49,347	354,494
Learning products [Member]
Disaggregation of Revenue [Line Items]
Net revenues	¥ 302,647	$ 44,575	¥ 84,977